SEGMENT INFORMATION - Each product or service (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues generated from each product
Total net revenues	$ 3,200,583	$ 3,744,512	$ 3,390,393
MSS | Solar modules and other solar power products
Revenues generated from each product
Total net revenues	2,055,249	1,930,701	2,551,509
MSS | Solar system kits
Revenues generated from each product
Total net revenues	116,449	93,253	84,598
MSS | EPC services
Revenues generated from each product
Total net revenues	223,423	62,408
MSS | O&M services
Revenues generated from each product
Total net revenues	19,405	10,767	6,938
MSS | Others ( materials)
Revenues generated from each product
Total net revenues	66,612	71,789	69,878
Energy | Solar power projects
Revenues generated from each product
Total net revenues	668,476	1,542,906	632,256
Energy | Electricity
Revenues generated from each product
Total net revenues	5,866	8,735	29,236
Energy | Others (EPC and development services)
Revenues generated from each product
Total net revenues	$ 45,103	$ 23,953	$ 15,978